iShares
®
Core 30/70 Conservative Allocation ETF
Schedule of Investments
(unaudited)
October 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  18 .7%
iShares Core S&P 500 ETF .................. 175,111 $ 119,991,311
iShares Core S&P Mid-Cap ETF ............... 98,751 6,411,903
iShares Core S&P Small-Cap ETF ............. 25,387 2,990,589
129,393,803
a
Domestic Fixed Income  —  59 .3%
iShares Core Universal USD Bond ETF .......... 8,762,686 410,356,585
a
International Equity  —  11 .4%
iShares Core MSCI Emerging Markets ETF ....... 334,819 22,858,093
iShares Core MSCI International Developed Markets
ETF ................................ 694,556 56,071,506
78,929,599
a
International Fixed Income  —  10 .5%
iShares Core International Aggregate Bond ETF .... 1,407,899 72,886,931
a
Total Long-Term Investments — 99.9%
(Cost: $ 702,307,320 ) ................................ 691,566,918
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.05%
(a) (b)
............................ 530,193 $ 530,193
a
Total Short-Term Securities — 0.1%
(Cost: $ 530,193 ) ................................... 530,193
Total Investments — 100.0%
(Cost: $ 702,837,513 ) ................................ 692,097,111
Liabilities in Excess of Other Assets — 0 .0% ................ (38,607)
Net Assets — 100.0% ................................. $ 692,058,504
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
  Shares Held
at 10/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares
(a)
. $ 3,134,658 $ — $ (3,135,776)
(b)
$ 1,118 $ — $ — — $ 3,628
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 555,930 — (25,737)
(b)
— — 530,193 530,193 6,866 —
iShares Core
International
Aggregate Bond ETF 63,447,007 9,699,107 (1,179,719) 3,892 916,644 72,886,931 1,407,899 — —
iShares Core MSCI
Emerging Markets
ETF .......... 21,639,828 1,840,422 (3,483,870) 208,126 2,653,587 22,858,093 334,819 — —
iShares Core MSCI
International
Developed Markets
ETF .......... 52,848,591 4,393,576 (5,304,380) 187,251 3,946,468 56,071,506 694,556 — —
iShares Core S&P 500
ETF .......... 120,999,242 9,852,062 (20,564,297) 1,846,569 7,857,735 119,991,311 175,111 377,805 —
iShares Core S&P Mid-
Cap ETF ....... 6,668,385 535,811 (987,363) 4,890 190,180 6,411,903 98,751 22,295 —
iShares Core S&P
Small-Cap ETF .. 3,065,343 255,514 (535,240) (17,102) 222,074 2,990,589 25,387 12,270 —
iShares Core Universal
USD Bond ETF .. 359,997,303 50,599,479 (6,712,818) 17,542 6,455,079 410,356,585 8,762,686 3,888,608 —
$ 2,252,286 $ 22,241,767
$ 692,097,111
$ 4,311,472 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Core 30/70 Conservative Allocation ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 691,566,918  $ —  $ —  $ 691,566,918
Short-Term Securities
Money Market Funds ...................................... 530,193  —  —  530,193
$ 692,097,111  $ —  $ —  $ 692,097,111